INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	The components of loss before income taxes are as follows (in thousands):

	December 31,
	2024	2023	2022
Domestic (Israel)	$(8,480)	$(53,292)	$(225,429)
Foreign	(412,642)	(127,876)	(50,945)
Total loss before income taxes	$(421,122)	$(181,168)	$(276,374)

Schedule of Components of Income Tax Expense (Benefit)
The income tax expense (benefit) consists of (in thousands):

	December 31,
	2024	2023	2022
Current:
Domestic	$(247)	$593	$(4,063)
Foreign	24,741	16,601	14,233
Total current	24,494	17,194	10,170
Deferred:
Domestic	82	(461)	6,233
Foreign	—	(1,162)	(3)
Total deferred	82	(1,623)	6,230
Total income tax provision	$24,576	$15,571	$16,400

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the Company’s effective tax rate to the statutory tax rate of the Company is as follows (in thousands):

	December 31,
	2024	2023	2022
Loss before income taxes	$(421,122)	$(181,168)	$(276,374)
Israel statutory income tax rate	23%	23%	23%
Theoretical income taxes at statutory rate	(96,858)	(41,669)	(63,566)
Preferred technological enterprise benefit	949	5,891	24,859
Deferred tax assets for which valuation allowance was provided	82,602	16,067	36,851
Permanent differences	10,033	7,643	17,792
Uncertain tax positions	9,035	13,500	7,580
Prior year taxes	(1,416)	(2,312)	(4,506)
Subsidiaries taxed at a different tax rate	17,594	16,443	(2,524)
Reduction in valuation allowance	—	(1,162)	—
Other	2,637	1,170	(86)
Income tax	$24,576	$15,571	$16,400
Effective tax rate	NM*	NM*	NM*
*NM = Not meaningful.

Schedule of Deferred Tax Assets and Liabilities
As of December 31, 2024 and 2023, deferred tax liabilities presented in the balance sheet are comprised as follows (in thousands):

	December 31,
	2024	2023
Carry forward tax losses	$13,912	$14,608
Research and development cost	8,930	5,777
Compensations and benefits	9,748	27,507
Operating lease liability	5,525	7,111
Initial public offering costs	—	1,551
Investments credit loss	96,324	13,425
Interest expense	8,082	—
Other comprehensive income	2,715	—
Capital loss	948	948
Equity method and other investments	1,062	—
Other	983	794
Deferred tax assets before valuation allowance	148,229	71,721
Valuation allowance	140,020	61,334
Deferred tax assets	8,209	10,387

Intangible assets	(1,838)	(687)
Right-of-use assets	(5,401)	(7,694)
Equity method investments	(904)	(1,327)
Property and equipment	(246)	(666)
Other	(9)	(120)
Deferred tax liabilities	(8,398)	(10,494)
Deferred tax liabilities, net	$(189)	$(107)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows (in thousands):

	December 31,
	2024	2023
Uncertain tax positions, beginning of the year	$22,135	$7,770
(Decrease) increase in tax positions for prior years	(13,001)	865
Increases related to current year tax positions	21,622	13,082
Revaluation	414	418
Uncertain tax positions, end of year	$31,170	$22,135